Income Taxes (Details) - Schedule of Deferred Tax Asset (Liabilities) Reconciliation of Changes in Deferred Taxes Balances - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Expected credit loss [Member]
Deferred tax assets:
Balance at beginning	$ 29,342	$ 32,427	$ 8,319
Recognized in profit or loss	70,801	(3,085)	12,799
Balance at ending	100,143	29,342	32,427
Liability assumed for subsidiaries’ acquisition
Accounting effects from changing reporting period			11,309
Accruals and provisions [Member]
Deferred tax assets:
Balance at beginning	394,241	37,958	69,681
Recognized in profit or loss	(92,620)	99,850	(31,723)
Balance at ending	301,621	394,241	37,958
Liability assumed for subsidiaries’ acquisition		256,433
Accounting effects from changing reporting period
Derivative Financial Instruments, Assets [Member]
Deferred tax assets:
Balance at beginning			35,886
Recognized in profit or loss			(35,886)
Balance at ending
Accounting effects from changing reporting period
Property, plant and equipment [Member]
Deferred tax assets:
Balance at beginning		5,538
Recognized in profit or loss		(5,538)	5,538
Balance at ending			5,538
Liability assumed for subsidiaries’ acquisition
Accounting effects from changing reporting period
Leases [Member]
Deferred tax assets:
Balance at beginning	88,467	5,364	7,313
Recognized in profit or loss	27,137	83,103	(1,949)
Balance at ending	115,604	88,467	5,364
Liability assumed for subsidiaries’ acquisition
Accounting effects from changing reporting period
Intangible assets [Member]
Deferred tax assets:
Balance at beginning	(498,387)	(81,980)	(83,900)
Recognized in profit or loss	1,920	1,920	1,920
Balance at ending	(496,467)	(498,387)	(81,980)
Liability assumed for subsidiaries’ acquisition		(418,327)
Accounting effects from changing reporting period
Inventories [Member]
Deferred tax assets:
Balance at beginning	(27,744)	(9,088)	(34,234)
Recognized in profit or loss	10,040	(18,656)	30,483
Balance at ending	(17,704)	(27,744)	(9,088)
Liability assumed for subsidiaries’ acquisition
Accounting effects from changing reporting period			(5,337)
Derivative financial instruments, liabilities [Member]
Deferred tax assets:
Balance at beginning	(3,915)	(7,380)
Recognized in profit or loss	(6,442)	(1,471)	(7,380)
Balance at ending	(10,357)	(3,915)	(7,380)
Liability assumed for subsidiaries’ acquisition		4,936
Accounting effects from changing reporting period
Property, plant and equipment, liabilities [Member]
Deferred tax assets:
Balance at beginning	(388,721)		(10,888)
Recognized in profit or loss	145,561	(38,200)	10,888
Balance at ending	(243,160)	(388,721)
Liability assumed for subsidiaries’ acquisition		(350,521)
Accounting effects from changing reporting period
Right-of-use assets [Member]
Deferred tax assets:
Balance at beginning	(88,612)	(5,215)	(7,465)
Recognized in profit or loss	(18,999)	(83,397)	2,250
Balance at ending	(107,611)	(88,612)	(5,215)
Liability assumed for subsidiaries’ acquisition
Accounting effects from changing reporting period
Other assets and prepaid expenses [Member]
Deferred tax assets:
Balance at beginning	(24,174)	(16,599)	(6,959)
Recognized in profit or loss	9,424	(18,275)	(9,640)
Balance at ending	(14,750)	(24,174)	(16,599)
Liability assumed for subsidiaries’ acquisition		10,700
Accounting effects from changing reporting period
Net deferred tax liability [Member]
Deferred tax assets:
Balance at beginning	(514,400)	(38,975)	(22,247)
Recognized in profit or loss	254,799	16,602	(22,700)
Balance at ending	(259,601)	(514,400)	(38,975)
Liability assumed for subsidiaries’ acquisition		(492,027)
Accounting effects from changing reporting period			5,972
Prepaid expenses [Member]
Deferred tax assets:
Balance at beginning	5,103
Recognized in profit or loss		351
Balance at ending		5,103
Liability assumed for subsidiaries’ acquisition		4,752
Costumers’ Prepayments [Member]
Deferred tax assets:
Balance at beginning	87
Recognized in profit or loss	1
Balance at ending	88	87
Non-deductible Interest [Member]
Deferred tax assets:
Balance at beginning
Recognized in profit or loss	120,236
Balance at ending	120,236
Suppliers’ Prepayments [Member]
Deferred tax assets:
Balance at beginning	5,016
Recognized in profit or loss	(12,260)
Balance at ending	$ (7,244)	$ 5,016